Accumulated other comprehensive income (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	SFr (15,067)
Balance at end of period	(20,039)	SFr (15,067)
Gains/(losses) on cash flow hedges
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(1,317)	(95)	SFr 205
Increase/(decrease)	413	(454)	(259)
Reclassification adjustments, included in net income	238	(768)	(41)
Reclassification from accumulated other comprehensive income retained earnings current period net of tax	0
Total increase/(decrease)	651	(1,222)	(300)
Balance at end of period	(666)	(1,317)	(95)
Cumulative translation adjustments
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(17,020)	(16,760)	(17,517)
Increase/(decrease)	(2,421)	(260)	751
Reclassification adjustments, included in net income	58	0	6
Reclassification from accumulated other comprehensive income retained earnings current period net of tax	1,530	0	0
Total increase/(decrease)	(833)	(260)	757
Balance at end of period	(17,853)	(17,020)	(16,760)
Unrealized gains/(losses) on securities
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(13)	13	13
Increase/(decrease)	(1)	(21)	0
Reclassification adjustments, included in net income	0	(5)	0
Reclassification from accumulated other comprehensive income retained earnings current period net of tax	19
Total increase/(decrease)	18	(26)	0
Balance at end of period	5	(13)	13
Actuarial gains/(losses)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(582)	(429)	(460)
Increase/(decrease)	(37)	(170)	12
Reclassification adjustments, included in net income	12	17	19
Reclassification from accumulated other comprehensive income retained earnings current period net of tax	0
Total increase/(decrease)	(25)	(153)	31
Balance at end of period	(607)	(582)	(429)
Net prior service credit/ (cost)
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(9)	(6)	(11)
Increase/(decrease)	0	(4)	4
Reclassification adjustments, included in net income	1	1	1
Reclassification from accumulated other comprehensive income retained earnings current period net of tax	0
Total increase/(decrease)	1	(3)	5
Balance at end of period	(8)	(9)	(6)
Accumulated Gains (Losses) On Liabilities Related To Credit Risk
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	3,874	(2,082)	(2,469)
Increase/(decrease)	2,937	5,987	284
Reclassification adjustments, included in net income	(7,721)	(31)	103
Reclassification from accumulated other comprehensive income retained earnings current period net of tax	0
Reclassification from accumulated other comprehensive income current period impact write down additional tier 1 capital income tax expense benefit	1,440
Reclassification from accumulated other comprehensive income, current period, write down additional tier 1 capital gross of tax	(9,048)
Total increase/(decrease)	(4,784)	5,956	387
Balance at end of period	(910)	3,874	(2,082)
Accumulated other comprehensive income
Increase (Decrease) in Accumulated other Comprehensive Income
Balance at beginning of period	(15,067)	(19,359)	(20,239)
Increase/(decrease)	891	5,078	792
Reclassification adjustments, included in net income	(7,412)	(786)	88
Reclassification from accumulated other comprehensive income retained earnings current period net of tax	1,549
Total increase/(decrease)	(4,972)	4,292	880
Balance at end of period	SFr (20,039)	SFr (15,067)	SFr (19,359)